Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (Other Financial Services and Industrial) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended								3 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2012
Financial Information For Discontinued Operations
Revenues and other income (loss)	$ 2,701		$ 4,101		$ 3,845
Earnings (loss) from discontinued operations, net of taxes	891		(395)		(175)
Gain (loss) on disposal of discontinued operations	15		(1,781)		(595)
Proceeds from Divestiture of Businesses, Net of Cash Divested	232		528		227
Benefit (provision) for income taxes (Note 14)	(1,996)		(1,147)		(3,096)
GE
Financial Information For Discontinued Operations
Earnings (loss) from discontinued operations, net of taxes	891	[1]	(395)	[1]	(175)	[1]
Proceeds from Divestiture of Businesses, Net of Cash Divested	0		0		0
Benefit (provision) for income taxes (Note 14)	(1,634)	[1]	(1,668)	[1]	(2,013)	[1]	(4,839)	(2,024)
GECC
Financial Information For Discontinued Operations
Earnings (loss) from discontinued operations, net of taxes	896	[1]	(329)	[1]	(322)	[1]
Proceeds from Divestiture of Businesses, Net of Cash Divested	232		528		227
Benefit (provision) for income taxes (Note 14)	(362)	[1]	521	[1]	(1,083)	[1]
Consumer Russia [Member]
Financial Information For Discontinued Operations
Revenues and other income (loss)	24		260		276
Earnings (loss) from discontinued operations, net of taxes	(2)		(193)		33
Gain (loss) on disposal of discontinued operations	4		(170)		0
Proceeds from Divestiture of Businesses, Net of Cash Divested									232
Trailer Services [Member]
Financial Information For Discontinued Operations
Revenues and other income (loss)	1		271		399
Earnings (loss) from discontinued operations, net of taxes	37		(2)		22
Gain (loss) on disposal of discontinued operations	12		18		0
Proceeds from Divestiture of Businesses, Net of Cash Divested										528
Consumer Ireland [Member]
Financial Information For Discontinued Operations
Revenues and other income (loss)	0		0		7
Earnings (loss) from discontinued operations, net of taxes	1		6		(195)
Gain (loss) on disposal of discontinued operations	1		6		(121)
Proceeds from Divestiture of Businesses, Net of Cash Divested											227
GE Industrial
Financial Information For Discontinued Operations
Earnings (loss) from discontinued operations, net of taxes	(5)		(66)		147
Benefit (provision) for income taxes (Note 14)											$ 148

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.